Summary of Significant Accounting Policies (Details 2) - Restricted Stock Units ("RSUs") - With Market Conditions - $ / shares	Oct. 31, 2022	May 09, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Share Price (SO) - US$	$ 10.58	$ 11.32
Maturity Date	May 09, 2027	May 09, 2027
Time (T) - Years	4 years 6 months	4 years 11 months 23 days
Strike Price (X)	$ 0	$ 0
Risk-free Rate (r)	4.05%	2.95%
Volatility (σ)	51.91%	47.17%
Dividend Yield (q)	0.00%	0.00%
RSU Value (US$)	$ 15.93	$ 17.01